Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2016	Mar. 31, 2015
Loss Contingencies [Line Items]
Capital commitments, estimated amounts of contracts remaining to be executed on the capital account	₨ 3,706.4	₨ 3,260.4
Indirect Taxes And Other Claims
Loss Contingencies [Line Items]
Contingencies, estimated possible loss	₨ 6,909.6	₨ 3,964.8